Financial instruments (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Disclosure of Credit Risk

The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the reporting date is:

		2018	2017
Trade receivables	19	2,620,991	3,004,206
Contract assets		715,441	—
Receivables from financial services	20	4,170,929	4,248,120
Cash and cash equivalents*	24	7,419,095	4,712,141
Participating cross currency swap and FX swap contracts	32	1,356,062	981,396
Other current assets**	22	287,469	316,042
Held to maturity investments		—	11,992
Financial asset at fair value through profit or loss		9,409	—
Financial asset at fair value through other comprehensive income		42,454	—
Due from related parties	37	13,533	5,299

		16,635,383	13,279,196

*	Cash in hand is excluded from cash and cash equivalents.
**

Prepaid expenses, receivable from personnel, receivable from the Ministry of Transport and Infrastructure of Turkey, other and advances given are excluded from other current assets and other non-current assets.

Summary of Maximum Exposure to Credit Risk for Trade and Subscriber Receivables, Other Assets and Cash and Cash Equivalent Arising from Sales Transactions Including those Classified as Due from Related Parties

The maximum exposure to credit risk for trade and subscriber receivables, other assets and cash and cash equivalent arising from sales transactions including those classified as due from related parties at the reporting date by type of customer is:

Other Assets at 31 December 2018(*)	Not Due	More Than 30 Days Past Due	More Than 60 Days Past Due	More Than 90 Days Past Due	More Than 120 Days Past Due	More Than 150 Days Past Due	More Than 150 Days -3 years Past Due	More Than 3 - 4 years Past Due	More Than 4 - 5 years Past Due	Total
Gross Carrying Amount	8,656,954	214,351	80,762	57,761	43,038	25,543	755,982	272,547	319,298	10,426,236
Loss Allowance	24,864	4,567	5,238	4,900	6,368	6,028	214,893	182,431	281,522	730,811

(*)	Other Assets includes trade receivables, subscriber receivables, other assets, cash and cash equivalent and due from related parties.

Contract Assets at 31 December 2018	Not Due	More Than 30 Days Past Due	More Than 60 Days Past Due	More Than 90 Days Past Due	More Than 120 Days Past Due	More Than 150 Days Past Due	More Than 150 Days - 3 years Past Due	More Than 3 - 4 years Past Due	More Than 4 - 5 years Past Due	Total

Gross Carrying Amount	715,441	—	—	—	—	—	—	—	—	715,441
Loss Allowance	7,370	—	—	—	—	—	—	—	—	7,370

Credit quality:

Other Assets as at 1 January 2018(*)	Not Due	More Than 30 Days Past Due	More Than 60 Days Past Due	More Than 90 Days Past Due	More Than 120 Days Past Due	More Than 150 Days Past Due	More Than 150 Days - 3 years Past Due	More Than 3 - 4 years Past Due	More Than 4 - 5 years Past Due	Total
Gross Carrying Amount	6,021,990	194,517	81,804	35,799	52,851	20,493	823,359	208,127	141,717	7,580,657
Loss Allowance	24,936	6,136	5,662	4,279	9,766	7,076	323,124	158,198	122,751	661,928

(*)	Other Assets includes trade receivables, subscriber receivables and other assets.

Contract Assets as at 1 January 2018	Not Due	More Than 30 Days Past Due	More Than 60 Days Past Due	More Than 90 Days Past Due	More Than 120 Days Past Due	More Than 150 Days Past Due	More Than 150 Days - 3 years Past Due	More Than 3 - 4 years Past Due	More Than 4 - 5 years Past Due	Total
Gross Carrying Amount	514,223	—	—	—	—	—	—	—	—	514,223
Loss Allowance	5,128	—	—	—	—	—	—	—	—	5,128

Summary of Movements in Provision for Impairment of Receivables from Financial Services, Trade Receivables and Due from Related Parties

Movements in the provision for impairment of trade receivables and due from related parties are as follows:

	31 December 2018 Contract Asset	31 December 2018 Other Asset**
Opening balance	—	705,440
IFRS 9 effect	5,128	(43,512)
Provision for impairment recognized during the year	2,242	416,557
Amounts collected	—	(166,641)
Unused amount reversed (*)	—	(73,023)
Receivables written off during the year as uncollectible	—	(118,553)
Exchange differences	—	10,540
Disposal of subsidiaries	—	3

Closing balance	7,370	730,811

	31 December 2017 Contract Asset	31 December 2017 Other Asset**
Opening balance	—	964,311
Provision for impairment recognized during the year	—	180,948
Amounts collected	—	(224,460)
Unused amount reversed (*)	—	(79,958)
Receivables written off during the year as uncollectible	—	(138,529)
Exchange differences	—	3,128

Closing balance	—	705,440

(*)

The Company signed a transfer of claim agreement with a debt management company to transfer some of its doubtful receivables stemming from the years between 1998 to 2016, Transferred doubtful receivables comprise of balances that the Company started legal proceedings.

(**)	Other Assets includes trade receivables, subscriber receivables and other assets.

Movements in the provision for impairment of receivables from financial services are as follows:

	31 December 2018	31 December 2017
Opening balance	72,992	10,170
IFRS 9 effect	52,951	—
Provision for impairment recognized during the year	190,509	117,293
Amounts collected	(96,278)	(37,503)
Unused amount reversed (*)	(19,901)	(16,968)

Closing balance	200,273	72,992

(*)

The Company signed a transfer of claim agreement with a debt management company to transfer some of its doubtful receivables stemming from the year 2017. Transferred doubtful receivables comprise of balances that the Company started legal proceedings.

Summary of Analysis of Group's Financial Liabilities into Relevant Maturity Groupings Based on Contractual Maturities

The table below analyses the Group’s financial liabilities into relevant maturity groupings based on their contractual maturities for:

•	all non-derivative financial liabilities, and

•	gross settled derivative financial instruments for which the contractual maturities are essential for an understanding of the timing of the cash flows,

	31 December 2018								31 December 2017
	Carrying	Contractual	6 months	6-12	1-2	2-5	More than 5	Carrying	Contractual	6 months	6-12	1-2	2-5	More than 5
	Amount	cash flows	or less	Months	years	years	Years	Amount	cash flows	or less	months	years	years	Years
Non-derivative financial liabilities
Secured bank loans	4,180	(4,712)	(1,272)	(1,209)	(2,231)	—	—	4,390	(5,011)	—	(1,117)	(2,045)	(1,849)	—
Unsecured bank loans	13,526,847	(14,353,989)	(4,354,548)	(2,065,424)	(3,587,398)	(2,503,531)	(1,843,088)	10,533,518	(11,094,697)	(3,275,230)	(955,637)	(2,575,807)	(3,035,914)	(1,252,109)
Finance lease liabilities	—	—	—	—	—	—	—	122,720	(133,570)	(18)	(17,429)	(16,789)	(38,933)	(60,401)
Debt securities issued	5,210,562	(7,733,943)	(228,838)	(149,564)	(299,128)	(897,385)	(6,159,028)	1,875,521	(2,753,486)	(54,221)	(54,221)	(108,442)	(325,326)	(2,211,276)
Lease liabilities	1,413,956	(2,497,426)	(372,682)	(273,273)	(410,826)	(666,760)	(773,885)	—	—	—	—	—	—	—
Trade and other payables*	2,372,512	(2,440,300)	(2,440,300)	—	—	—	—	2,527,152	(2,548,365)	(2,548,365)	—	—	—	—
Due to related parties	45,331	(45,331)	(45,331)	—	—	—	—	6,980	(6,980)	(6,980)	—	—	—	—
Consideration payable in relation to acquisition of Belarusian Telecom (Note 35)	358,304	(526,090)	—	—	—	(526,090)	—	323,691	(377,190)	—	—	—	(377,190)	—
Derivative financial liabilities Participating Cross Currency Swap and FX swap contracts	165,265	97,761	55,377	—	12,960	14,522	14,902	107,862	23,428	18,982	—	4,446	—	—
Buy		3,444,271	2,519,383	—	193,800	249,288	481,800		1,838,554	1,471,106	—	367,448	—	—
Sell		(3,346,510)	(2,464,006)	—	(180,840)	(234,766)	(466,898)		(1,815,126)	(1,452,124)	—	(363,002)	—	—
Currency forward contracts	—	—	—	—	—	—	—	2,246	(2,246)	(2,246)	—	—	—	—
Buy									190,185	190,185	—	—	—	—
Sell									(192,431)	(192,431)	—	—	—	—

TOTAL	23,096,957	(27,504,030)	(7,387,594)	(2,489,470)	(4,286,623)	(4,579,244)	(8,761,099)	15,504,080	(16,898,117)	(5,868,078)	(1,028,404)	(2,698,637)	(3,779,212)	(3,523,786)

*	Advances received, license fee accruals, taxes and withholding taxes payable are excluded from trade and other payables.

Summary of Group's Exposure to Foreign Exchange Risk Based Notional Amounts

The Group’s exposure to foreign exchange risk at the end of the reporting period, based on notional amounts, was as follows:

	31 December 2018
	USD	EUR	RMB
Foreign currency denominated assets
Other non-current assets	222	11	—
Financial asset at fair value through other comprehensive income	—	7,043	—
Due from related parties-current	1,965	223	—
Trade receivables and contract assets	15,786	52,140	—
Other current assets	70,710	18,977	—
Cash and cash equivalents	786,322	384,800	—

	875,005	463,194	—
Foreign currency denominated liabilities
Loans and borrowings-non current	(481,438)	(748,142)	(224,519)
Debt securities issued-non- current	(921,102)	—	—
Lease obligations-non-current	(4,719)	(24,068)	—
Other non-current liabilities	(68,107)	—	—
Loans and borrowings-current	(390,876)	(523,595)	(29,244)
Debt securities issued-current	(55,074)	—	—
Rent lease obligations-current	(2,951)	(8,223)	—
Trade and other payables-current	(233,805)	(32,946)	(70,553)
Due to related parties	(686)	(52)	—

	(2,158,758)	(1,337,026)	(324,316)

Exposure related to derivative instruments
Participating cross currency swap and FX swap contracts	1,082,036	811,167	202,600

Net exposure	(201,717)	(62,665)	(121,716)

	31 December 2017
	USD	EUR
Foreign currency denominated assets
Other non-current assets	72	2,681
Due from related parties-current	571	407
Trade receivables and accrued income	18,890	57,283
Other current assets	43,039	35,049
Cash and cash equivalents	688,717	237,697

	751,289	333,117

Foreign currency denominated liabilities
Loans and borrowings-non current	(557,180)	(960,629)
Debt securities issued-non- current	(469,387)	—
Other non-current liabilities	(85,816)	—
Loans and borrowings-current	(206,535)	(285,827)
Debt securities issued-current	(27,848)	—
Trade and other payables-current	(328,323)	(29,442)
Due to related parties	(1,172)	(394)

	(1,676,261)	(1,276,292)

Exposure related to derivative instruments
Participating cross currency swap and FX swap contracts	937,011	748,650
Currency forward contracts	50,000	—

Net exposure	62,039	(194,525)

Summary of Quantitative Information about Significant Unobservable Inputs Used in Level 3 Fair Value Measurement of Contingent Consideration

The following table summarizes the quantitative information about the significant unobservable inputs used in level 3 fair value measurement of contingent consideration,

	Fair value at			Inputs
	31 December 2018	31 December 2017	Unobservable Inputs	31 December 2018	31 December 2017	Relationship of unobservable inputs to fair value
Contingent consideration	358,304	323,691	Risk-adjusted discount rate	9,5%	4,8%	A change in the discount rate by 100 bps would increase/decrease FV by TL (13,582) and TL 14,250 respectively,
			Expected settlement date	first quarter of 2023	first quarter of 2021	If expected settlement date changes by 1 year FV would increase/decrease by TL (31,047) and TL 33,896 respectively,

Interest rate risk [member]
Statement [LineItems]
Summary of Variable Interest-Bearing Financial Instruments

As at 31 December 2018 and 2017 the interest rate profile of the Group’s variable rate interest-bearing financial instruments was:

		31 December 2018		31 December 2017
		Effective	Carrying	Effective	Carrying
		Interest		interest
	Note	Rate	Amount	rate	Amount
Variable rate instruments	28
USD floating rate loans		4.3%	(4,589,157)	3.2%	(2,880,615)
EUR floating rate loans		2.1%	(6,975,890)	2.1%	(5,511,579)

Sensitivity analysis [member]
Statement [LineItems]
Summary of Exchange Rates

10% strengthening/weakening of the TL, UAH, BYN against the following currencies at 31 December 2018 and 31 December 2017 would have increased/ (decreased) profit or loss before by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant.

Sensitivity analysis
31 December 2018
	Profit/(Loss)		Equity
	Appreciation of foreign currency	Depreciation of foreign currency	Appreciation of foreign currency	Depreciation of foreign currency
1- USD net asset/liability	(106,121)	106,121	—	—
2- Hedged portion of USD risk (-)	—	—	(9,596)	9,596
3- USD net effect (1+2)	(106,121)	106,121	(9,596)	9,596

4- EUR net asset/liability	(37,775)	37,775	—	—

5- Hedged portion of EUR risk (-)	—	—	(23,613)	23,613

6- EUR net effect (4+5)	(37,775)	37,775	(23,613)	23,613

7- Other foreign currency net asset/liability (RMB)	(9,275)	9,275	—	—
8- Hedged portion of other foreign currency risk (-) (RMB)	—	—	364	(364)
9- Other foreign currency net effect (7+8)	(9,275)	9,275	364	(364)

Total (3+6+9)	(153,171)	153,171	(32,845)	32,845

Sensitivity analysis
31 December 2017
	Profit/(Loss)		Equity
	Appreciation of foreign currency	Depreciation of foreign currency	Appreciation of foreign currency	Depreciation of foreign currency
1- USD net asset/liability	23,400	(23,400)	—	—
2- Hedged portion of USD risk (-)	—	—	—	—

3- USD net effect (1+2)	23,400	(23,400)	—	—

4- EUR net asset/liability	(87,838)	87,838	—	—
5- Hedged portion of EUR risk (-)	—	—	—	—

6- EUR net effect (4+5)	(87,838)	87,838	—	—

7- Other foreign currency net asset/liability (RMB)	—	—	—	—
8- Hedged portion of other foreign currency risk (-) (RMB)	—	—	—	—
9- Other foreign currency net effect (7+8)	—	—	—	—

Total (3+6+9)	(64,438)	64,438	—	—